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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Madison Funds | March 31, 2018

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Item 1.  Schedule of Investments.

	Shares	Value (Note 1)
COMMON STOCKS - 87.3%
Consumer Discretionary - 5.8%
Discovery Communications Inc., Class C *	53,800	$1,050,176
General Motors Co. (A)	46,300	1,682,542
Whirlpool Corp. (A)	8,100	1,240,191
		3,972,909
Consumer Staples - 3.9%
CVS Health Corp. (A)	21,200	1,318,852
JM Smucker Co./The (A)	11,000	1,364,110
		2,682,962
Energy - 9.3%
Apache Corp. (A)	47,500	1,827,800
Baker Hughes, a GE Co.	53,700	1,491,249
National Oilwell Varco Inc. (A)	28,500	1,049,085
Occidental Petroleum Corp. (A)	12,900	837,984
Range Resources Corp. (A)	80,400	1,169,016
		6,375,134
Financials - 10.7%
Bank of America Corp. (A)	51,300	1,538,487
Citigroup Inc. (A)	22,100	1,491,750
JPMorgan Chase & Co. (A)	12,600	1,385,622
Northern Trust Corp. (A)	14,000	1,443,820
Regions Financial Corp. (A)	76,200	1,415,796
		7,275,475
Health Care - 9.1%
Baxter International Inc. (A)	34,700	2,256,888
Cerner Corp. * (A)	23,200	1,345,600
Gilead Sciences Inc. (A)	27,500	2,073,225
McKesson Corp. (A)	3,800	535,306
		6,211,019
Industrials - 7.1%
Delta Air Lines Inc. (A)	26,000	1,425,060
Fastenal Co. (A)	15,900	867,981
FedEx Corp. (A)	6,600	1,584,726
Textron Inc. (A)	16,600	978,902
		4,856,669
Information Technology - 18.4%
Alphabet Inc., Class C * (A)	2,000	2,063,580
Analog Devices Inc. (A)	17,800	1,622,114
Ciena Corp. * (A)	82,100	2,126,390
Microsoft Corp. (A)	23,500	2,144,845
PayPal Holdings Inc. * (A)	9,200	698,004
QUALCOMM Inc. (A)	38,000	2,105,580
Xilinx Inc. (A)	25,500	1,842,120
		12,602,633

Madison Funds | March 31, 2018

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Materials - 13.5%
Alcoa Corp. * (A)	30,400	1,366,784
DowDuPont Inc. (A)	32,200	2,051,462
Freeport-McMoRan Inc. * (A)	108,100	1,899,317
Newmont Mining Corp. (A)	55,600	2,172,292
Steel Dynamics Inc. (A)	39,600	1,751,112
		9,240,967
Real Estate - 2.5%
Weyerhaeuser Co. (A)	48,800	1,708,000

Telecommunication Service - 4.3%
T-Mobile U.S. Inc. * (A)	47,600	2,905,504

Utilities - 2.7%
AES Corp. (A)	164,000	1,864,680
Total Common Stocks ( Cost $67,744,234 )		59,695,952
EXCHANGE TRADED FUNDS - 5.6%
PowerShares DB Gold Fund *	58,400	2,452,800
VanEck Vectors Gold Miners ETF	63,200	1,389,136
Total Exchange Traded Funds ( Cost $3,814,656 )		3,841,936
SHORT-TERM INVESTMENTS - 8.6%
State Street Institutional U.S. Government Money Market Fund, 1.58%, Premier Class	5,871,168	5,871,168
Total Short-Term Investments ( Cost $5,871,168 )		5,871,168
TOTAL INVESTMENTS - 101.5% ( Cost $77,430,058 )		69,409,056
TOTAL CALL OPTIONS WRITTEN - (1.6%)		(1,068,969)
NET OTHER ASSETS AND LIABILITIES - 0.1%		54,816
TOTAL NET ASSETS - 100.0%		$68,394,903

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
ETF	Exchange Traded Fund.

Written Option Contracts Outstanding at March 31, 2018
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
AES Corp.	$12.00	08/17/2018	(820)	$(82,000)	$(28,700)	$(23,748)	$(4,952)
Alcoa Corp.	50.00	04/20/2018	(100)	(10,000)	(4,000)	(22,386)	18,386
Alcoa Corp.	47.00	05/18/2018	(40)	(4,000)	(7,300)	(8,358)	1,058
Alcoa Corp.	55.00	07/20/2018	(44)	(4,400)	(4,180)	(9,904)	5,724
Alphabet Inc., Class C	1,150.00	04/20/2018	(7)	(700)	(1,347)	(16,591)	15,244
Alphabet Inc., Class C	1,130.00	05/18/2018	(6)	(600)	(8,370)	(20,221)	11,851
Alphabet Inc., Class C	1,130.00	06/15/2018	(7)	(700)	(13,790)	(22,638)	8,848
Analog Devices Inc.	92.50	04/20/2018	(51)	(5,100)	(8,670)	(11,573)	2,903

Madison Funds | March 31, 2018

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Analog Devices Inc.	95.00	05/18/2018	(64)	(6,400)	(12,160)	(13,329)	1,169
Analog Devices Inc.	95.00	06/15/2018	(63)	(6,300)	(17,955)	(18,834)	879
Apache Corp.	40.00	05/18/2018	(160)	(16,000)	(23,920)	(19,104)	(4,816)
Bank of America Corp.	33.00	04/20/2018	(460)	(46,000)	(3,220)	(44,140)	40,920
Bank of America Corp.	32.00	05/18/2018	(53)	(5,300)	(2,385)	(3,178)	793
Baxter International Inc.	67.50	05/18/2018	(150)	(15,000)	(16,050)	(22,527)	6,477
Baxter International Inc.	70.00	05/18/2018	(90)	(9,000)	(4,095)	(11,908)	7,813
Baxter International Inc.	70.00	08/17/2018	(65)	(6,500)	(10,075)	(11,835)	1,760
Cerner Corp.	62.50	06/15/2018	(115)	(11,500)	(14,375)	(13,024)	(1,351)
Ciena Corp.	23.00	04/20/2018	(54)	(5,400)	(16,119)	(5,884)	(10,235)
Ciena Corp.	24.00	04/20/2018	(410)	(41,000)	(85,895)	(38,997)	(46,898)
Ciena Corp.	25.00	04/20/2018	(147)	(14,700)	(19,331)	(11,492)	(7,839)
Ciena Corp.	27.00	05/18/2018	(210)	(21,000)	(14,805)	(23,298)	8,493
Citigroup Inc.	75.00	04/20/2018	(96)	(9,600)	(2,448)	(14,832)	12,384
Citigroup Inc.	72.50	06/15/2018	(83)	(8,300)	(14,899)	(14,419)	(480)
Citigroup Inc.	77.50	06/15/2018	(42)	(4,200)	(2,583)	(7,136)	4,553
CVS Health Corp.	65.00	05/18/2018	(212)	(21,200)	(28,514)	(27,050)	(1,464)
Delta Air Lines Inc.	55.00	04/20/2018	(100)	(10,000)	(16,450)	(16,613)	163
Delta Air Lines Inc.	57.50	04/20/2018	(60)	(6,000)	(4,110)	(6,838)	2,728
DowDuPont Inc.	70.00	05/18/2018	(82)	(8,200)	(4,141)	(11,814)	7,673
Fastenal Co.	60.00	05/18/2018	(129)	(12,900)	(7,095)	(24,424)	17,329
FedEx Corp.	270.00	05/18/2018	(42)	(4,200)	(3,990)	(13,625)	9,635
FedEx Corp.	260.00	06/15/2018	(24)	(2,400)	(9,420)	(9,078)	(342)
Freeport-McMoRan Inc.	21.00	04/20/2018	(400)	(40,000)	(1,400)	(26,569)	25,169
Freeport-McMoRan Inc.	20.00	05/18/2018	(115)	(11,500)	(4,025)	(10,524)	6,499
Freeport-McMoRan Inc.	21.00	06/15/2018	(431)	(43,100)	(14,223)	(30,256)	16,033
General Motors Co.	37.00	05/18/2018	(170)	(17,000)	(21,675)	(16,935)	(4,740)
General Motors Co.	38.00	05/18/2018	(293)	(29,300)	(25,345)	(21,492)	(3,853)
Gilead Sciences Inc.	85.00	04/20/2018	(125)	(12,500)	(1,500)	(21,801)	20,301
Gilead Sciences Inc.	80.00	05/18/2018	(150)	(15,000)	(23,925)	(30,393)	6,468
JM Smucker Co./The	135.00	04/20/2018	(97)	(9,700)	(1,697)	(24,389)	22,692
JPMorgan Chase & Co.	115.00	05/18/2018	(26)	(2,600)	(4,797)	(7,369)	2,572
JPMorgan Chase & Co.	120.00	06/15/2018	(100)	(10,000)	(12,350)	(27,052)	14,702
McKesson Corp.	160.00	05/18/2018	(15)	(1,500)	(787)	(6,284)	5,497
McKesson Corp.	150.00	08/17/2018	(23)	(2,300)	(14,490)	(13,316)	(1,174)
Microsoft Corp.	95.00	05/18/2018	(100)	(10,000)	(24,650)	(30,904)	6,254
Microsoft Corp.	97.50	06/15/2018	(135)	(13,500)	(29,363)	(27,668)	(1,695)
National Oilwell Varco Inc.	36.00	05/18/2018	(150)	(15,000)	(35,400)	(20,128)	(15,272)
National Oilwell Varco Inc.	38.00	05/18/2018	(135)	(13,500)	(18,225)	(17,203)	(1,022)
Newmont Mining Corp.	40.00	04/20/2018	(227)	(22,700)	(14,868)	(26,332)	11,464
Newmont Mining Corp.	40.00	06/15/2018	(329)	(32,900)	(52,969)	(32,613)	(20,356)
Northern Trust Corp.	110.00	04/20/2018	(140)	(14,000)	(10,850)	(35,888)	25,038
Occidental Petroleum Corp.	75.00	06/15/2018	(129)	(12,900)	(3,999)	(16,699)	12,700
PayPal Holdings Inc.	77.50	04/20/2018	(92)	(9,200)	(14,444)	(23,783)	9,339
QUALCOMM Inc.	60.00	06/15/2018	(200)	(20,000)	(36,700)	(30,222)	(6,478)
QUALCOMM Inc.	62.50	06/15/2018	(180)	(18,000)	(20,160)	(21,499)	1,339
Range Resources Corp.	17.00	06/15/2018	(410)	(41,000)	(19,475)	(29,081)	9,606
Regions Financial Corp.	20.00	05/18/2018	(762)	(76,200)	(25,527)	(54,039)	28,512
Steel Dynamics Inc.	49.00	05/18/2018	(198)	(19,800)	(13,365)	(42,625)	29,260
Steel Dynamics Inc.	50.00	05/18/2018	(198)	(19,800)	(9,900)	(36,845)	26,945
T-Mobile U.S. Inc.	65.00	04/20/2018	(150)	(15,000)	(6,600)	(26,511)	19,911

Madison Funds | March 31, 2018

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

T-Mobile U.S. Inc.	65.00	05/18/2018	(173)	(17,300)	(22,923)	(32,046)	9,123
T-Mobile U.S. Inc.	67.50	05/18/2018	(153)	(15,300)	(10,786)	(32,532)	21,746
Textron Inc.	65.00	06/15/2018	(166)	(16,600)	(11,952)	(39,213)	27,261
Weyerhaeuser Co.	36.00	04/20/2018	(2)	(200)	(55)	(138)	83
Weyerhaeuser Co.	35.00	05/18/2018	(250)	(25,000)	(27,500)	(22,263)	(5,237)
Weyerhaeuser Co.	36.00	05/18/2018	(19)	(1,900)	(1,187)	(1,310)	123
Whirlpool Corp.	160.00	05/18/2018	(62)	(6,200)	(25,575)	(26,469)	894
Whirlpool Corp.	175.00	06/15/2018	(19)	(1,900)	(2,527)	(6,175)	3,648
Xilinx Inc.	72.50	06/15/2018	(130)	(13,000)	(54,925)	(37,437)	(17,488)
Xilinx Inc.	75.00	06/15/2018	(125)	(12,500)	(38,438)	(35,547)	(2,891)
Total Options Written, at Value					$(1,068,969)	$(1,460,348)	$391,379

Madison Funds | March 31, 2018

Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Strategic Sector Premium Fund (the "Fund") values securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), which are valued at the NASDAQ official closing price ("NOCP"), and options, which are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their Net Asset Value ("NAV"). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

·	Level 1 - unadjusted quoted prices in active markets for identical investments

·
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

·	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value for the period ended March 31, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between classifications levels during the period ended March 31, 2018. As of and during the period ended March 31, 2018, the Fund did not hold securities deemed as Level 3 securities.

The following is a summary of the inputs used as of March 31, 2018, in valuing the Fund's investments carried at fair value:

Description	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/18
Assets: [1]
Common Stocks	$59,695,952	$—	$—	$59,695,952
Exchange Traded Funds	3,841,936	—	—	3,841,936
Short-Term Investments	5,871,168	—	—	5,871,168
	$69,409,056	$—	$—	$69,409,056
Liabilities
Options Written	$(1,068,969)	$—	$—	$(1,068,969)
[1]	Please see the Portfolio of Investments for a listing of all securities within each category.

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Madison Funds | March 31, 2018

Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

Derivatives not accounted for as hedging instruments	Liability Derivatives Fair Value
Equity contracts- Options written	$(1,068,969)

3. Federal Income Taxes: The aggregate gross unrealized appreciation (depreciation) and net unrealized depreciation for all securities, as of March 31, 2018, is as follows:

Cost	$77,430,058
Gross appreciation	930,691
Gross depreciation	(8,560,314)
Net depreciation	$(7,629,623)

4. Discussion of Risks: Please see the Fund's prospectus for a complete discussion of risks associated with investing in the Fund.

Equity Risk. The value of the securities held by the fund may decline due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, or factors relating to specific companies in which the fund invests.

Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations. In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact a fund’s ability to invest in derivatives or other instruments and adversely affect such fund’s performance and ability to pursue its investment objective.

Option Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behaviour or unexpected events.

As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the fund risks a loss equal to the entire value of the stock.

Foreign Investment Risk. Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risks, as well as lower market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Mid-Cap Company Risk. Mid-Cap companies often are newer or less established companies than larger companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent

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Madison Funds | March 31, 2018

Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Fund Distribution Risk. In order to make regular quarterly distributions on its common shares, the fund may have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. In addition, the fund's ability to make distributions more frequently than annually from any net realized capital gains by the fund is subject to the fund obtaining exemptive relief from the Securities and Exchange Commission, which cannot be assured. To the extent the total quarterly distributions for a year exceed the fund's net investment company income and net realized capital gain for that year, the excess will generally constitute a return of the fund's capital to its common shareholders. Such return of capital distributions generally are tax-free up to the amount of a common shareholder's tax basis in the common shares (generally, the amount paid for the common shares). In addition, such excess distributions will decrease the fund's total assets and may increase the fund's expense ratio.

Financial Leverage Risk. The fund is authorized to utilize leverage through the issuance of preferred shares and/ or the fund may borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Although the use of any financial leverage by the fund may create an opportunity for increased net income, gains and capital appreciation for common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the fund's return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the fund will be less than if financial leverage had not been used. Financial leverage also increases the likelihood of greater volatility of the NAV and market price of, and dividends on, the common shares than a comparable portfolio without leverage.

Recent Market Developments Risk. Global and domestic financial markets periodically experience episodes of turmoil. Recently, markets have witnessed mostly growing economic activity in developed countries as expectations for continued economic growth have persisted. However, risks to continued economic growth remain. Long-term effects of the UK withdrawal from the European Union, along with ongoing challenges among weaker EU countries, are among risks to growth and currency market stability. The U.S. Federal Reserve continues to pursue a policy of monetary normalization after many years of highly accommodative monetary conditions in the wake of the financial crisis. Any unforeseen departure from expected economic growth or inflation could result in a meaningful change in Fed policy, possibly destabilizing financial markets. Domestic political and global geopolitical risks remain a flashpoint that could ignite market turmoil. Significant legislative developments in the US in the areas of health care, taxes and infrastructure spending could affect the financial markets moving forward. Increased volatility could occur if expectations differ from the eventual outcomes of any legislative action/inaction. Ongoing fears of terror-related attacks in developed markets, and concerns over geopolitical conflict, especially in Southeast Asia, could contribute to increased market volatility and may have long-term effects on the United States and worldwide financial markets and cause further economic uncertainties or deterioration in the United States and worldwide. The Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States and global economies and securities markets.

Industry Concentration Risk. To the extent that the fund makes substantial investments in a single industry, the fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Cybersecurity Risk. The fund is also subject to cybersecurity risk, which includes the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the fund, the Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The fund, its shareholders, and the Adviser could be negatively impacted as a result of a cybersecurity breach. The fund cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the fund. The fund does monitor this risk closely.

Additional Risks. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the fund.

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Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: May 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
  Katherine L. Frank, Principal Executive Officer

Date:  May 10, 2018

By: /s/ Greg Hoppe
  Greg Hoppe, Principal Financial Officer

Date: May 10, 2018

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